Shareholder Report, Average Annual Return (Details) 1014020_Franklin Dynamic Municipal Bond ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	103 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin Dynamic Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Dynamic Municipal Bond ETF (NAV)
Average Annual Return, Percent	5.63%	2.21%	2.88%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%	2.08%
Bloomberg Municipal 1-15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Average Annual Return, Percent	4.49%	1.17%	2.07%